Property, plant and equipment, net - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Property, Plant and Equipment [Abstract]
Prototypes, tooling and equipment, minimum timing of internal utilization	1 year
Construction in progress	€ 869.8	€ 695.9
Land	€ 178.7	€ 137.5
Number of leases requiring leasehold improvement investments	23
Expected additional investment cost	€ 33.3